Fair value measurement - Summary of financial assets and liabilities by category (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	$ 154.2	$ 141.1
Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	406.0	355.0
Fuel hedge swap contracts
FINANCIAL LIABILITIES
Financial liabilities, at fair value	1.1	0.0
Rainy River gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	199.9	174.7
New Afton free cash flow interest obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	543.4	378.9
Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	185.5	200.8
Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	16.6	15.9
Investments
FINANCIAL ASSETS
Financial assets, at fair value	7.1	35.6
Financial liabilities at amortized cost | Trade and other payables
FINANCIAL LIABILITIES
Financial liabilities, at fair value	154.2	141.1
Financial liabilities at amortized cost | Long-term debt
FINANCIAL LIABILITIES
Financial liabilities, at fair value	396.0	394.9
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Fuel hedge swap contracts
FINANCIAL LIABILITIES
Financial liabilities, at fair value	1.1	0.0
Financial instruments at FVTPL | Level 3 of fair value hierarchy | Rainy River gold stream obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	199.9	174.7
Financial instruments at FVTPL | Level 3 of fair value hierarchy | New Afton free cash flow interest obligation
FINANCIAL LIABILITIES
Financial liabilities, at fair value	543.4	378.9
Financial assets at amortized cost | Cash and cash equivalents
FINANCIAL ASSETS
Financial assets, at fair value	185.5	200.8
Financial assets at amortized cost | Trade and other receivables
FINANCIAL ASSETS
Financial assets, at fair value	16.6	15.9
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Provisionally priced contracts
FINANCIAL ASSETS
Financial assets, at fair value	0.6	2.3
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Gold and copper swap contracts
FINANCIAL ASSETS
Financial assets, at fair value	(0.9)	(4.1)
Financial instruments at FVTPL | Level 2 of fair value hierarchy | Foreign exchange forward contracts
FINANCIAL ASSETS
Financial assets, at fair value	3.2	0.4
Financial instruments at FVTPL | Level 1 of fair value hierarchy | Investments
FINANCIAL ASSETS
Financial assets, at fair value	$ 7.1	$ 35.6